Bank loans - Disclosure Of Detailed Information About Borrowings Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 80,059	¥ 0
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,019	0
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 50,040	¥ 0